Net financial income (loss)	6 Months Ended
Jun. 30, 2026
Net Financial Income (Loss) [Abstract]
Net financial income (loss)	Net financial income (loss)

	For the six month period ended June 30,
(in thousands of euros)	2026	2025
Income from cash and cash equivalents	677	598
Foreign exchange gains	436	47
Total financial income	1,112	645
Interest cost	(14,503)	(4,174)
Net impact of accretion, discounting and catch-up on EIB loan	(1,160)	1,036
Lease debt interests	(47)	(69)
Foreign exchange losses	(1,750)	(3,624)
Total financial expenses	(17,460)	(6,831)
Net financial income (loss)	(16,347)	(6,186)

Income from cash and cash equivalents

For the six month period ended June 30, 2026, the €0.7 million income from cash and cash equivalents was related to short-term deposits compared to €0.6 million for the six month period ended June 30, 2025.

Interests costs

For the six month period ended June 30, 2026, total interest costs amount to €14.5 million, mainly due to interest costs on the Royalty financing which consists of fixed rate interest of €9.6 million, and the EIB loan which consists of fixed and variable rate interests of €4.9 million (see Note 13 - Financial liabilities).

For the six month period ended June 30, 2025, total interest costs amount to €4.2 million, mainly due to interest costs on the EIB loan which consists of fixed and variable rate interests of €4.1 million.

Net impact of accretion and discounting and catch-up on EIB loan

For the six month period ended June 30, 2026, the P&L net negative impact of accretion and discounting on EIB loan of €1.2 million corresponding to (i) the increase in estimated debt outflows beyond 2025 - before discounting effect - for €1.0 million negative P&L effect, (ii) and by €0.2 million of discounting negative effect (See Note 13 - Financial Liabilities).

For the six month period ended June 30, 2025, the P&L net positive impact of accretion and discounting on EIB loan of €1.0 million corresponding to (i) the decrease in estimated debt outflows beyond 2024 - before discounting effect - resulting in a €2.4 million positive P&L effect, (ii) partially offset by -€1.4 million of discounting negative effect (See Note 13 - Financial Liabilities).

Foreign exchange gains and losses

For the six month period ended June 30, 2026, the Company incurred net foreign exchange exchange loss of €1.3 million, mainly related to the EUR conversion impact on the royalty financing for €1.5 million (see Note 13 - Financial liabilities).

For the six month period ended June 30, 2025, the Company incurred net foreign exchange loss of €3.6 million mainly related to the EUR conversion impact on short term USD deposits for €3.5 million.